Equipment Notes Payable (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 20, 2013	Mar. 28, 2014
SQN Echo LLC [Member]
Non-recourse debt	8,500,000	$ 8,500,000
SQN Echo II [Member]
Non-recourse debt	11,447,000		$ 11,447,000
SQN Echo II And SQN Echo LLC [Member]
Interest rate,minimum	2.75%
Interest rate,maximum	9.25%
Maturity Date	Dec. 31, 2020